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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file

number                                 811-5460

AIM Treasurer’s Series Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Robert H. Graham             11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:                 (713) 626-1919

Date of fiscal year end:             8/31

Date of reporting period:         08/31/04

Item 1. Reports to Stockholders.

AIM Treasurer’s Series Trust (ATST)

INVESCO Treasurer’s Money Market Reserve Fund

Annual Report • August 31, 2004

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission’s Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

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LETTER TO OUR SHAREHOLDERS

[GRAHAM PHOTO]	Dear Shareholder:

This is the annual report on the performance of INVESCO Treasurer’s Money Market Reserve Fund for the fiscal year ended August 31, 2004.

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According to the U.S. Department of Commerce, the economy recorded positive growth throughout the fiscal year, although that growth slowed in the second quarter of 2004. Gross domestic product, considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter and 4.2% in the fourth quarter of 2003; it grew at an annualized rate of 4.5% and 3.3% in the first and second quarters of 2004, respectively.

On October 15, 2004, INVESCO Treasurer’s Money Market Reserve Fund was renamed Premier Portfolio.

The U.S. Federal Reserve (the Fed), acting on evidence that economic conditions were generally improving, and that inflation was increasing, raised its key federal funds target rate from 1.00% to 1.25% in late June, and from 1.25% to 1.50% in August. Both actions were much anticipated by markets. Recent Fed Beige Books have discussed increasing manufacturing activity, improving retail sales and robust residential real estate activity. In its late July Beige Book, the Fed said that while retail sales slowed, overall economic activity continued to expand in June and early July.

Other economic developments of note included:

■     Bloomberg reported that almost 86% of S&P 500 Index firms that had reported second quarter earnings through the end of August either met or exceeded analysts’ expectations. On average, second quarter earnings per share among S&P 500 Index firms rose more than 26% from year-ago levels.

■ The U.S. Department of Labor reported that during the first eight months of 2004, more than 1.4 million new jobs were created.

■ The Conference Board reported that consumer confidence fell in August as job growth slowed.

■     No one can be certain about the future direction of interest rates. In congressional testimony in July, Fed Chairman Alan Greenspan stated, “With the growth of aggregate demand looking more sustainable and with employment expanding broadly, the considerable monetary accommodation put in place starting in 2001 is becoming increasingly unnecessary. Based on our current outlook, the removal of accommodation would likely proceed at a measured pace.” The fund’s relatively short weighted average maturity – 29 days at the close of the fiscal year – makes it likely that current interest rates, whether they rise or fall, will be reflected relatively quickly in yields paid to shareholders.

MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7	53.8%
8-30	21.2
31-60	3.9
61-90	12.4
91-150	6.2
151-210	0.6
211+	1.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

(continued)

Your fund

The views and opinions expressed in this letter are those of A I M advisors. Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

As of the close of the fiscal year on August 31, 2004, the fund’s net assets totaled $885.00 million. Its seven-day SEC yield was 1.41%. Had the advisor not waived fees and/or reimbursed expenses, the fund’s seven-day SEC yield would have been 1.36%. The seven-day SEC yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Yields will fluctuate. Historically low short-term interest rates for much of the fiscal year depressed yields on money market funds, including INVESCO Treasurer’s Money Market Reserve Fund. Nonetheless, the fund continued to offer risk-averse investors safety of principal in uncertain economic times.

INVESCO Treasurer’s Money Market Reserve Fund is a money market fund and therefore is not intended for investors seeking capital appreciation. The fund seeks a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. The fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. To comply with these regulations, we:

■     maintained the high credit quality of the fund’s investments;

■     maintained a short average portfolio maturity;

■     ensured adequate diversification of the issuers and the fund’s investments and the guarantors of those investments, if any; and

■     monitored accurate pricing of the fund’s investments in accordance with guidelines from the U.S. Securities and Exchange Commission.

The fund invests primarily in short-term securities issued by large creditworthy corporations, banks and finance companies, as well as debt securities issued by the U.S. government. These securities include corporate debt securities, asset-backed securities, privately issued obligations, bank obligations, short-term commercial paper, U.S. government and agency debt, repurchase agreements, variable rate or floating rate debt obligations and other securities that are restricted as to disposition under federal securities laws.

In closing

I thank you for your continued participation in INVESCO Treasurer’s Money Market Reserve Fund. If you have any questions, please consult your financial advisor for help with your investment choices. As always, members of our Client Services department are ready to be of service to you. They can be reached at 800-659-1005.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman and President

2

INFORMATION ABOUT YOUR FUND’S EXPENSES

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investments of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Actual		Hypothetical (5% annul return before expenses)
	Beginning Account Value (03/01/04)	Ending Account Value (08/31/04)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/04)	Expenses Paid During Period[2]
Investor	$1,000.00	$1,005.30	$1.01	$1,024.13	$1.02

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.53% for investor Class shares.

[2]	Expenses are equal to the Fund’s annualized expense ratio of 0.20% for Investor Class shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

3

Schedule of Investments

August 31, 2004

	Maturity	Par (000)	Value
Variable Rate Demand Notes–20.10%(a)

Insured–3.45%(b)
California (State of) Housing Finance Agency; Taxable Series 1998 T RB(c) 1.63%	08/01/29	$5,000	$5,000,000
Connecticut (State of) Housing Finance Authority (Housing Mortgage Finance Program); Taxable Series 1998 F-2 RB(c) 1.63%	11/15/16	389	389,229
Fairview (City of), Minnesota Hospital & Healthcare Services; Taxable Series 1994 A RB(c) 1.60%	11/01/15	4,200	4,200,000
Florida (State of) Baptist Health System of South Florida; Taxable Series 1995 A RB(c) 1.57%	05/15/25	1,900	1,900,000
Montgomery (City of), Alabama BMC Special Care Facilities Financing Authority (Baptist Health); Taxable Series 1998 C RB(c) 1.60%	11/15/29	19,000	19,000,000
			30,489,229
Letter of Credit–16.65%(d)
Albuquerque (City of), New Mexico (Ktech Corp. Project); Taxable Series 2002 IDR (LOC–Wells Fargo Bank N.A.)(c) 1.65%	11/01/22	1,500	1,500,000
American Association of Retired Persons; Series 2001 Notes (LOC–Bank of America N.A.)(c) 1.60%	05/01/31	11,000	11,000,000
B. Braun Medical Inc.; Series 2000 Bonds (LOC–Wachovia Bank N.A.)(c) 1.65%	02/01/15	100	100,000
Belk, Inc.; Series 1998 Bonds (LOC–Wachovia Bank N.A.)(c)(e) (Acquired 05/18/04; Cost $16,000,000) 1.65%	07/01/08	16,000	16,000,000
Brooks (County of), Georgia Development Authority (Langboard Inc. Project); Taxable Series 2003 IDR (LOC–Bank of America N.A.)(c) 1.63%	05/01/18	1	1,000
Capital One Funding Corp.; Series 1999-F Floating Rate Notes (LOC–JPMorgan Chase Bank)(c) 1.64%	12/02/19	7,000	7,000,000
Series 2000-B Floating Rate Notes (LOC–JPMorgan Chase Bank)(c)(e) (Acquired 03/23/04; Cost $7,909,000) 1.64%	07/01/20	7,909	7,909,000
Chatham Capital Corp.; Series 2000 Floating Rate Notes (LOC–JPMorgan Chase Bank)(c) 1.64%	07/01/20	13,151	13,151,000

	Maturity	Par (000)	Value
Letter of Credit Guaranteed–(Continued)
Corp. Finance Managers Inc., Floating Rate Notes (LOC–Wells Fargo Bank N.A.)(c) 1.65%	02/02/43	$1,100	$1,100,000
Fayette (County of), Ohio (Fayette County Memorial Hospital); Taxable Series 2003 RB (LOC–National City Bank)(c) 1.63%	08/01/23	100	100,000
Garlands of Barrington Lenders Inc.; Series 2002-E Floating Rate Notes (LOC–JPMorgan Chase Bank)(c) 1.64%	04/01/32	100	100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Taxable Gas Series 2004 A RB (LOC–Wachovia Bank N.A.; Bayerische Landesbank; JPMorgan Chase Bank)(c) 1.66%	02/01/15	16,760	16,760,000
JPV Capital LLC; Series 1999-A Floating Rate Notes (LOC–ABN AMRO Bank N.V.)(c) 1.70%	12/01/39	70	70,000
Kamps Capital LLC; Series 2003 Floating Rate Notes (LOC–Federal Home Loan Bank)(c) 1.58%	09/01/33	362	361,612
Lehigh (County of), Pennsylvania Industrial Development Authority (Bouras Industries); Taxable Series 2002 C IDR (LOC–Wachovia Bank N.A.)(c) 1.68%	11/01/13	1	1,000
Liberty (County of), Georgia Industrial Authority (Hugo Boss Inc. Project); Taxable Series 2002 RB (LOC–Wachovia Bank N.A.)(c) 1.70%	01/01/18	100	100,000
Michigan (State of) Grand Travers Bank Economic Development Corp.; Taxable Series 2003 RB (LOC–Bank of America N.A.)(c) 1.60%	09/01/18	7,600	7,600,000
North Carolina (State of) Roman Catholic Diocese of Charlotte; Series 2002 Floating Rate Bonds (LOC–Wachovia Bank N.A.)(c) 1.63%	05/01/14	903	903,000
North Carolina (State of) Roman Catholic Diocese of Raleigh; Series 2002 A RB (LOC–Bank of America N.A.)(c) 1.68%	06/01/18	6,900	6,900,000
R.G. Ray Corp.; Series 2000 Floating Rate Bonds (LOC–ABN AMRO Bank N.V.)(c)(e) (Acquired 08/14/03; Cost $1,000) 1.70%	01/01/15	1	1,000
Racetrac Capital, LLC; Series 2000 Floating Rate Bonds (LOC–Regions Bank)(c) 1.68%	09/01/20	18,700	18,700,000
Richmond (City of), Virginia Redevelopment & Housing Authority (Old Manchester Project); Taxable Series 1995 B RB (LOC–Wachovia Bank N.A.)(f) 1.50%	12/01/25	1,000	1,000,000
Rockwood Quarry, LLC; Floating Rate Notes (LOC–Fifth Third Bank)(c) 1.58%	12/01/22	1	1,000

	Maturity	Par (000)	Value
Letter of Credit Guaranteed–(Continued)
S&L Capital LLC; Floating Rate Notes (LOC–Comerica Bank)(c) 1.68%	11/04/42	$1	$1,000
San Jose (City of), California Redevelopment Agency (Merged Area) Taxable Series 2002 G RB (LOC–Bank of New York)(c) 1.60%	08/01/29	24	24,343
Taxable Series 2002 H RB (LOC–Bank of New York)(c) 1.60%	08/01/29	773	772,881
Sebastian Commons L.P.; Series 2003 Floating Rate Notes (LOC–Bank of America N.A.)(c) 1.60%	09/01/28	6,001	6,001,000
Shepherd Capital LLC; Series 1996 A Floating Rate Notes (LOC–Comerica Bank)(c) 1.70%	10/01/46	6,660	6,660,000
Series 2003-C Floating Rate Notes (LOC–ABN AMRO Bank N.V.)(c) 1.63%	08/01/53	11,455	11,455,000
Series 2003 D Floating Rate Notes (LOC–Federal Home Loan Bank)(c) 1.58%	10/01/53	614	614,153
Utah (State of) Telecommunication Open Infrastructure Agency; Taxable Series 2004 RB (LOC–Bank of America N.A.)(c) 1.60%	07/15/26	11,500	11,500,000
			147,386,989
Total Variable Rate Demand Notes (Cost $177,876,218)			177,876,218
Commercial Paper–18.02%(g)

Asset-Backed Securities–Consumer Receivables–0.96%
Old Line Funding, LLC (Royal Bank of Canada–ABS Program Sponsor)(e) (Acquired 08/03/04; Cost $8,450,539) 1.50%	09/13/04	8,465	8,460,768
Asset-Backed Securities–Fully Backed–9.48%
Concord Minutemen Capital Co., LLC–Series A (Liberty Hampshire Co.–ABS Program Sponsor)(e) (Acquired 08/11/04; Cost $44,946,956) 1.55%	09/08/04	44,000	43,986,739
Legacy Capital Co., LLC (Liberty Hampshire Co., LLC (The)–ABS Program Sponsor)(e) (Acquired 08/12/04; Cost $24,930,000) 1.60%	10/14/04	25,000	24,952,222
Tannehill Capital Co., LLC (Liberty Hampshire Co., LLC (The)–ABS Program Sponsor)(e) (Acquired 07/28/04; Cost $14,947,550) 1.92%	01/21/05	15,090	14,975,718
			83,914,679

	Maturity	Par (000)	Value
Asset-Backed Securities–Multi-Purpose–1.69%
Receivables Capital Co. LLC (Bank of America N.A.–ABS Program Sponsor)(e) (Acquired 08/18/04; Cost $14,980,875) 1.53%	09/17/04	$15,000	$14,989,800
Asset-Backed Securities–Structured Investment Vehicles/Security Arbitrage–1.92%
Grampian Funding LLC (HBOS Treasury Services PLC–ABS Program Sponsor)(e) (Acquired 08/03/04; Cost $6,981,710) 1.52%	09/17/04	6,995	6,990,275
Grampian Funding LLC (HBOS Treasury Services PLC–ABS Program Sponsor)(e) (Acquired 05/25/04; Cost $9,926,111) 1.52%	11/16/04	10,000	9,967,911
			16,958,186
Asset-Backed Securities–Trade Receivables–1.06%
Ciesco, LLC (Citibank N.A.–ABS Program Sponsor) 1.61%	10/25/04	9,383	9,360,340
Investment Banking & Brokerage–1.69%
Morgan Stanley(h) 1.64%	12/13/04	15,000	15,000,000
Letter of Credit–1.22%
Alabama (State of) Industrial Development Authority (Commscope Project); Taxable Series 1995 Notes (LOC–Wachovia N.A.)(d) 1.60%	09/21/04	10,800	10,800,000
Total Commercial Paper (Cost $159,483,773)			159,483,773
Certificates of Deposit–16.38%
CALYON (France) 1.76%	12/03/04	40,000	40,001,029
Deutsche Bank–New York Branch (Germany) 1.23%	11/26/04	20,000	20,000,000
HBOS Treasury Services PLC (United Kingdom) 1.61%	11/10/04	25,000	25,000,000
Northern Rock PLC (United Kingdom) 1.60%	11/09/04	20,000	20,000,000
Societe Generale–New York Branch (France)(f) 1.43%	10/01/04	15,000	14,999,565
UniCredito Italiano S.p.A. (Italy) 1.61%	11/12/04	25,000	24,997,005
Total Certificates of Deposit (Cost $144,997,599)			144,997,599

	Maturity	Par (000)	Value
Asset-Backed Securities–6.19%

Consumer Receivables–0.56%
GS Auto Loan Trust-Series 2004-1, Class A-1, Notes, 1.11%	02/15/05	$4,952	$4,952,026
Structured–5.63%
Granite Mortgages PLC (United Kingdom)–Series 2004-1, Class 1A-1, Floating Rate Bonds,(f) 1.56%	12/20/04	19,983	19,983,123
Residential Mortgage Securities (United Kingdom) Series 16A, Class A-1, Floating Rate Bonds(e)(f) (Acquired 09/25/03; Cost $17,073,600) 1.59%	09/11/04	17,074	17,073,600
Series 17A, Class A-1, Floating Rate Bonds(e)(f) (Acquired 02/09/04; Cost $12,784,100) 1.61%	02/14/05	12,784	12,784,100
			49,840,823
Total Asset-Backed Securities (Cost $54,792,849)			54,792,849
Medium-Term Notes–5.88%
Allstate Life Funding LLC, Floating Rate Global MTN(e)(i) (Acquired 09/09/03; Cost $10,003,000) 1.67%	09/30/04	10,000	10,000,224
MetLife Global Funding, Floating Rate MTN(e)(f) (Acquired 08/26/03; Cost $10,000,000) 1.61%	09/12/08	10,000	10,000,000
Procter & Gamble Co. (The); Floating Rate MTN(f) 1.53%	09/02/05	17,000	17,000,000
Racers Trust-Series 2004-6-MM, Floating Rate MTN(e)(f) (Acquired 04/22/04; Cost $15,000,000) 1.61%	10/22/08	15,000	15,000,000
Total Medium-Term Notes (Cost $52,000,224)			52,000,224
Promissory Notes–4.75%
Goldman Sachs Group Inc. (The)(e)(h)(j) (Acquired 03/08/04; Cost $15,000,000) 1.69%	10/08/04	15,000	15,000,000
Goldman Sachs Group, Inc. (The)(e)(h)(j) (Acquired 06/29/04; Cost $27,000,000) 1.69%	12/27/04	27,000	27,000,000
Total Promissory Notes (Cost $42,000,000)			42,000,000

	Maturity	Par (000)	Value
Master Note Agreements–3.95%
Merrill Lynch Mortgage Capital, Inc.(e)(k)(l) (Acquired 08/23/04; Cost $35,000,000) 1.70%	02/23/05	$35,000	$35,000,000
Funding Agreements–2.83%
New York Life Insurance Co.(e)(f)(j) (Acquired 04/07/04; Cost $15,000,000) 1.57%	04/06/05	15,000	15,000,000
Travelers Insurance Co. (The)(e)(j)(i) (Acquired 11/25/03; Cost $10,000,000) 1.87%	11/24/04	10,000	10,000,000
Total Funding Agreements (Cost $25,000,000)			25,000,000
U.S. Government Agency Securities–1.92%
Federal Home Loan Bank (FHLB)–0.79%
Unsec. Bonds, 1.35%	04/29/05	7,000	7,000,000
Federal National Mortgage Association (FNMA)–1.13%
Unsec. Notes, 1.66%	05/20/05	10,000	10,000,000
Total U.S. Government Agency Securities (Cost $17,000,000)			17,000,000
Total Investments (excluding Repurchase Agreements) (Cost $708,150,663)			708,150,663
Repurchase Agreements–19.88%
Barclays Capital Inc.–New York Branch (United Kingdom)(m) 1.58%	09/01/04	55,931	55,930,552
BNP Paribas Securities Corp.–New York Branch (France)(n) 1.62%	09/01/04	35,000	35,000,000
Greenwich Capital Markets, Inc.–New York Branch (United Kingdom)(o) 1.60%	09/01/04	25,000	25,000,000
Morgan Stanley & Co. Inc.(p) 1.60%	09/01/04	25,000	25,000,000
Societe Generale–New York Branch (France)(q) 1.60%	09/01/04	25,000	25,000,000
Wachovia Securities, Inc.(r) 1.60%	09/01/04	10,000	10,000,000
Total Repurchase Agreements (Cost $175,930,552)			175,930,552
TOTAL INVESTMENTS–99.90% (Cost $884,081,215)(s)			884,081,215
OTHER ASSETS LESS LIABILITIES–0.10%			897,434
NET ASSETS–100.00%			$884,978,649

Investment Abbreviations:

ABS	– Asset Backed Security
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MTN	– Medium Term Notes
RB	– Revenue Bonds
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Demand security; payable upon demand by the Fund with usually no more than seven calendar days’ notice.
(b)	Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Corp.
(c)	Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2004.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $315,091,357, which represented 35.60% of the Fund’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f)	Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(g)	Security may be traded on a discount basis. In such instances, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(i)	Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(j)	Security considered to be illiquid. The aggregate market value of these securities considered illiquid at August 31, 2004 was $67,000,000, which represented 7.57% of the Fund’s net assets.
(k)	The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investor advisor or its affiliates.
(l)	The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day’s notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(m)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at August 31, 2004 of $603,437,546. The amount to be received upon repurchase by the Fund is $55,933,007.
(n)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $795,035,830. Collateralized by $820,517,739 corporate obligations, 0% to 13.44% due 05/01/05 to 02/01/34 with an aggregate market value at August 31, 2004 of $834,095,132. The amount to be received upon repurchase by the Fund is $35,001,577.
(o)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $500,022,222. Collateralized by $542,389,895 U.S. Government obligations, 0% to 9.38% due 10/15/04 to 09/01/34 with an aggregate market value at August 31, 2004 of $510,001,643. The amount to be received upon repurchase by the Fund is $25,001,111.
(p)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,011,111. Collateralized by $276,758,369 U.S. Government obligations, 4.48% to 6.50% due 07/01/14 to 09/01/34 with an aggregate market value at August 31, 2004 of $256,694,508. The amount to be received upon repurchase by the Fund is $25,001,111.
(q)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,011,111. Collateralized by $331,039,330 U.S. Government obligations, 0% to 5.77% due 10/15/06 to 06/01/34 with an aggregate market value at August 31, 2004 of $255,000,000. The amount to be received upon repurchase by the Fund is $25,001,111.
(r)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $500,022,222. Collateralized by $535,536,990 U.S. Government obligations, 0% to 5.25% due 01/15/06 to 08/20/34 with an aggregate market value at August 31, 2004 of $510,002,099. The amount to be received upon repurchase by the Fund is $10,000,444.
(s)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

August 31, 2004

Assets:
Investments, at value (cost $708,150,663)	$708,150,663
Repurchase agreements (cost $175,930,552)	175,930,552
Total investments (cost $884,081,215)	884,081,215
Receivables for:
Fund shares sold	1,066,002
Interest	882,943
Total assets	886,030,160
Liabilities:
Payables for:
Fund shares reacquired	216,191
Dividends	834,948
Accrued advisory fees	372
Total liabilities	1,051,511
Net assets applicable to shares outstanding	$884,978,649

Net assets consist of:
Shares of beneficial interest	$884,961,597
Undistributed net investment income	17,052
$884,978,649
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Outstanding	884,964,132
Net asset value, offering and redemption price per share	$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

For the year ended August 31, 2004

Investment income:
Interest	$9,599,269
Expenses:
Advisory fees	1,989,075
Less: Fees waived	(398,757)
Net expenses	1,590,318
Net investment income	8,008,951
Net realized gain from investment securities	13,319
Net increase in net assets resulting from operations	$8,022,270

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the year ended August 31, 2004, three months ended August 31, 2003 and year ended May 31, 2003

	Year ended August 31, 2004	Three months ended August 31, 2003	Year ended May 31, 2003
Operations:
Net investment income	$8,008,951	$1,518,123	$7,679,046
Net realized gain from investment securities	13,319	1,198	—
Net increase in net assets resulting from operations	8,022,270	1,519,321	7,679,046
Distributions to shareholders from net investment income	(8,008,951)	(1,518,123)	(7,679,046)
Share transactions–net	23,474,507	367,936,868	(273,974,999)
Net increase in net assets	23,487,826	367,938,066	(273,974,999)
Net assets:
Beginning of year	861,490,823	493,552,757	767,527,756
End of year (including undistributed net investment income (loss) of $17,052, $0 and $0 for August 31, 2004, August 31, 2003 and May 31, 2003, respectively)	$884,978,649	$861,490,823	$493,552,757

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

August 31, 2004

NOTE 1—Significant Accounting Policies

INVESCO Treasurer’s Money Market Reserve Fund (the “Fund”) is a series portfolio of AIM Treasurer’s Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM Treasurer’s Series Funds, Inc., formerly known as INVESCO Treasurer’s Series Funds, Inc., to a new series portfolio of the Trust.

The Fund’s investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. AIM has voluntarily agreed to waive advisory fees equal to 0.05% of the Fund’s average daily net assets. For the period November 25, 2003 through August 31, 2004, the Fund paid advisory fees to AIM of $1,175,221 after waivers of $294,983. Prior to November 25, 2003, the investment advisor to the Trust was INVESCO Funds Group, Inc. (“IFG”). For the period September 1, 2003 through November 24, 2003, the Fund paid advisory fees under similar terms to IFG of $415,097 after waivers of $103,774.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. (“AISI”), to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.

The Trust has entered into a master distribution agreement with Fund Management Company (“FMC”) to serve as the distributor for the Fund.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3—Trustees’ Fees

Trustees’ fees are paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer their compensation. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the compensation and expenses of the Trustees, including its allocable portion of the expenses of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the year ended August 31, 2004, three months ended August 31, 2003 and year ended May 31, 2003 was as follows:

	August 31, 2004	August 31, 2003	May 31, 2003
Distributions paid from ordinary income	$8,008,951	$1,518,123	$7,679,046

Tax Components of Net Assets:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

2004
Undistributed ordinary income	$17,052
Shares of beneficial interest	884,961,597
Total net assets	$884,978,649

The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 6—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of bond premium reclassifications on September 30, 2004, undistributed net investment income was increased by $17,052, undistributed net realized gain (loss) was decreased by $14,517 and shares of beneficial interest decreased by $2,535. This reclassification had no effect on the net assets of the Fund.

NOTE 7—Share Information

The Fund currently offers one class of shares.

	Changes in Shares Outstanding(a)
	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	10,990,448,626	$10,990,448,626	2,514,698,301	$2,514,698,301	6,083,694,346	$6,083,694,346
Issued as reinvestment of dividends	1,961,796	1,961,796	762,450	762,450	4,128,152	4,128,152
Reacquired	(10,968,935,915)	(10,968,935,915)	(2,147,523,883)	(2,147,523,883)	(6,361,797,497)	(6,361,797,497)
	23,474,507	$23,474,507	367,936,868	$367,936,868	(273,974,999)	$(273,974,999)

(a)	There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5.65% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. 73.83% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31,
					2003	2002	2001	2000
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.01		0.00		0.01	0.02	0.06	0.05
Net gains on securities (both realized and unrealized)	0.00		0.00		—	—	—	—
Total from investment operations	0.01		0.00		0.01	0.02	0.06	0.05
Less dividends from net investment income	(0.01)		(0.00)		(0.01)	(0.02)	(0.06)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	1.01%		0.24%		1.35%	2.37%	6.03%	5.55%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$884,979		$861,491		$493,553	$767,528	$1,428,016	$1,185,282
Ratio of expenses to average net assets	0.20	%(b)(c)	0.21	%(b)(d)	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.00	%(c)	0.95	%(d)	1.35%	2.53%	5.89%	5.84%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America is not annualized for periods less than one year.
(b)	After fee waivers. Ratio of expenses to average net assets prior to the fee waivers for the year ended August 31, 2004 and the three months ended August 31, 2003 was 0.25% and 0.25% (annualized), respectively.
(c)	Ratios are based on average daily net assets of $797,514,579.
(d)	Annualized.

NOTE 9—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be

NOTE 9—Legal Proceedings (continued)

determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement

NOTE 9—Legal Proceedings (continued)

amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three

NOTE 9—Legal Proceedings (continued)

amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

F-19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

INVESCO Treasurer’s Money Market Reserve Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Treasurer’s Money Market Reserve Fund, now known as Premier Portfolio, (one of the funds constituting AIM Treasurer’s Series Trust, formerly known as INVESCO Treasurer’s Series Funds, Inc.; hereafter referred to as the “Fund”) at August 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 22, 2004

Houston, Texas

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO Treasurer’s Money Market Reserve Fund (“Fund”), a portfolio of AIM Treasurer’s Series Trust (“Trust”), (formerly AIM Treasurer’s Series Funds, Inc. and INVESCO Treasurer’s Series Funds, Inc), (formerly a portfolio of AIM Money Market Funds, Inc.,), (“Company”), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)	To approve a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)*	To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

	Trustees/Matter	Votes For	Withholding Authority
(1)*	Bob R. Baker	147,289,438	11,337,863
	Frank S. Bayley	147,657,640	10,969,661
	James T. Bunch	147,654,689	10,972,612
	Bruce L. Crockett	147,657,640	10,969,661
	Albert R. Dowden	147,657,640	10,969,661
	Edward K. Dunn, Jr.	147,657,640	10,969,661
	Jack M. Fields	147,657,640	10,969,661
	Carl Frischling	147,657,640	10,969,661
	Robert H. Graham	147,189,734	11,437,567
	Gerald J. Lewis	147,552,704	11,074,597
	Prema Mathai-Davis	147,657,640	10,969,661
	Lewis F. Pennock	147,657,640	10,969,661
	Ruth H. Quigley	147,657,640	10,969,661
	Louis S. Sklar	147,657,640	10,969,661
	Larry Soll, Ph.D.	147,654,689	10,972,612
	Mark H. Williamson	146,819,595	11,807,706

	Matter	Votes For	Votes Against	Withheld/ Abstentions
(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	118,004,430	6,497,790	5,702,180
(3)*	Approval of an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation	145,785,704	8,568,622	4,272,975	**

*	Proposal required approval by a combined vote of all the portfolios of AIM Treasurer’s Series Funds, Inc.
**	Includes Broker Non-Votes

Trustees and Officers

As of May 31, 2004

The address of each trustee and officer of AIM Treasurer’s Series Trust (the “Trust”), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Other Directorship(s) Held by Trustee
Interested Persons
Robert H. Graham[1] — 1946 Trustee and President	2003

Director and Chairman, A I M Management Group Inc. (financial services holding company); and Director and Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP PLC — AIM Division (parent of AIM and a global investment management firm)

Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc., (registered transfer agent), and Fund Management Company (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC — Managed Products

			None
Mark H. Williamson[2] — 1951 Trustee and Executive Vice President	1998

Director, President and Chief Executive Officer, A I M Management Group Inc. (financial services holding company); Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director, A I M Capital Management, Inc. (registered investment advisor) and A I M Distributors, Inc. (registered broker dealer); Director and Chairman, AIM Investment Services, Inc. (registered transfer agent), Fund Management Company (registered broker dealer) and INVESCO Distributors Inc. (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC — AIM Division (parent of AIM and a global investment management firm)

Formerly: Director, Chairman, President and Chief Executive Officer, INVESCO Funds Group, Inc.; President and Chief Executive Officer, INVESCO Distributors, Inc.; Chief Executive Officer, AMVESCAP PLC — Managed Products; Chairman and Chief Executive Officer of NationsBanc Advisors, Inc.; and Chairman of NationsBanc Investments, Inc.

			None
Independent Trustees
Bob R. Baker — 1936 Trustee	1983	Retired Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation	None
Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company)
James T. Bunch — 1942 Trustee	2000	Co-President and Founder, Green, Manning & Bunch Ltd., (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None
Bruce L. Crockett[3] — 1944 Trustee and Chair	2003	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)
Albert R. Dowden — 1941 Trustee	2003

Director of a number of public and private business corporations, including the Boss Group Ltd. (private investment and management) and Magellan Insurance Company

Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; and director of various affiliated Volvo companies

			Cortland Trust, Inc. (Chairman) (registered investment company); Annuity and Life Re (Holdings), Ltd. (insurance company)
Edward K. Dunn, Jr. — 1935 Trustee	2003	Retired Formerly: Chairman, Mercantile Mortgage Corp.; President and Chief Operating Officer, Mercantile-Safe Deposit & Trust Co.; and President, Mercantile Bankshares Corp.	None
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company) and Texana Timber LP (sustainable forestry company)	Administaff, and Discovery Global Education Fund (non-profit)
Carl Frischling — 1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Cortland Trust, Inc. (registered investment company)

[1]	Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
[2]	Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

Trustees and Officers (Continued)

As of May 31, 2004

The address of each trustee and officer of AIM Treasurer’s Series Trust (the “Trust”), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Other Directorship(s) Held by Trustee
Gerald J. Lewis — 1933 Trustee	2000	Chairman, Lawsuit Resolution Services (California) Formerly: Associate Justice of the California Court of Appeals	General Chemical Group, Inc.
Prema Mathai-Davis — 1950 Trustee	2003	Formerly: Chief Executive Officer, YWCA of the USA	None
Lewis F. Pennock — 1942 Trustee	2003	Partner, law firm of Pennock & Cooper	None
Ruth H. Quigley — 1935 Trustee	2003	Retired	None
Louis S. Sklar — 1939 Trustee	2003	Executive Vice President, Development and Operations Hines Interests Limited Partnership (real estate development company)	None
Larry Soll — 1942 Trustee	1997	Retired	None
Other Officers
Kevin M. Carome — 1956 Senior Vice President, Secretary and Chief Legal Officer	2003

Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; Director and Vice President, INVESCO Distributors, Inc.; Vice President, A I M Capital Management, Inc., A I M Distributors, Inc. and AIM Investment Services, Inc.; and Director, Vice President and General Counsel, Fund Management Company

Formerly: Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group, LLC

			N/A
Lisa O. Brinkley[4] — 1959 Senior Vice President and Chief Compliance Officer	2004

Senior Vice President, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; and Vice President, A I M Capital Management, Inc. and A I M Distributors, Inc.

Formerly: Senior Vice President and Compliance Director, Delaware Investments Family of Funds

			N/A
Robert G. Alley — 1948 Vice President	2003	Managing Director, Chief Fixed Income Officer and Senior Investment Officer, A I M Capital Management, Inc., and Vice President, A I M Advisors, Inc.	N/A
Stuart W. Coco — 1955 Vice President	2003	Managing Director and Director of Money Market Research and Special Projects, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.	N/A
Melville B. Cox[5] — 1943 Vice President	2003	Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, AIM Investment Services, Inc.	N/A
Sidney M. Dilgren — 1961 Vice President and Treasurer	2004	Vice President and Fund Treasurer, A I M Advisors, Inc. Formerly, Senior Vice President, AIM Investment Services, Inc.; and Vice President, AIM Distributors, Inc.	N/A
Karen Dunn Kelley — 1960 Vice President	2003	Director of Cash Management, Managing Director and Chief Cash Management Officer, A I M Capital Management, Inc.; Director and President, Fund Management Company; and Vice President, A I M Advisors, Inc.	N/A
Edgar M. Larsen — 1940 Vice President	2003	Director and Executive Vice President, A I M Management Group, Inc., Director and Senior Vice President, A I M Advisors, Inc., and Director, Chairman, President, Director of Investments, Chief Executive Officer and Chief Investment Officer, A I M Capital Management, Inc.	N/A
[4]	Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
[5]	Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.347.4246.

Office of the Fund	Investment Advisor*	Distributor	Auditors
11 Greenway Plaza.	A I M Advisors, Inc	Fund Management Company	PricewaterhouseCoopers LLP
Suite 100	11 Greenway Plaza	11 Greenway Plaza	1201 Louisiana Street
Houston, TX 77046-1173	Suite 100	Suite 100	Suite 2900
	Houston, TX 77046-1173	Houston, TX 77046-1173	Houston, TX 77002-5678
Counsel to the Fund	Counsel to the Directors	Transfer Agent	Custodian
Ballard Spahr	Kramer, Levin, Naftalis &	AIM Investment Services, Inc.	The Bank of New York
Andrews & Ingersoll, LLP	Frankel LLP	P.O. Box 4739	2 Hanson Place
1735 Market Street, 51st Floor	919 Third Avenue	Houston, TX 77210-4739	Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599	New York, NY 10022-3852
*	On November 25, 2003, A I M Advisors, Inc. became the investment advisor for most of the INVESCO mutual funds.

Required Federal Income Tax Information (Unaudited)

Of ordinary dividends paid to shareholders during the Fund’s tax year ended August 31, 2004, 0.00% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2004, the Fund designated 0.00%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund’s year-end tax statement.

AIM Treasurer’s Series Trust (ATST)

INVESCO Treasurer’s Tax-Exempt Reserve Fund

Annual Report • August 31, 2004

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission’s Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

This report must be accompanied or preceded by a currently effective fundprospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

[Your goals. Our solutions.]

- registered trademark -

[AIM Investments Logo] - registered trademark -

LETTER TO OUR SHAREHOLDERS

[GRAHAM PHOTO]	Dear Shareholder:

This is the annual report on the performance of INVESCO Treasurer’s Tax-Exempt Reserve Fund for the fiscal year ended August 31, 2004.

[AIM Investments Logo] - registered trademark -

According to the U.S. Department of Commerce, the economy recorded positive growth throughout the fiscal year, although that growth slowed in the second quarter of 2004. Gross domestic product, considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter and 4.2% in the fourth quarter of 2003; it grew at an annualized rate of 4.5% and 3.3% in the first and second quarters of 2004, respectively.

On October 15, 2004, INVESCO Treasurer’s Tax-Exempt Reserve Fund was renamed Premier Tax-Exempt Portfolio.

The U.S. Federal Reserve (the Fed), acting on evidence that economic conditions were generally improving, and that inflation was increasing, raised its key federal funds target rate from 1.00% to 1.25% in late June, and from 1.25% to 1.50% in August. Both actions were much anticipated by markets. Recent Fed Beige Books have discussed increasing manufacturing activity, improving retail sales and robust residential real estate activity. In its late July Beige Book, the Fed said that while retail sales slowed, overall economic activity continued to expand in June and early July.

Other economic developments of note included:

■     Bloomberg reported that almost 86% of S&P 500 Index firms that had reported second quarter earnings through the end of August either met or exceeded analysts’ expectations. On average, second quarter earnings per share among S&P 500 Index firms rose more than 26% from year-ago levels.

■ The U.S. Department of Labor reported that during the first eight months of 2004, more than 1.4 million new jobs were created.

■ The Conference Board reported that consumer confidence fell in August as job growth slowed.

No one can be certain about the future direction of interest rates. In congressional testimony in July, Fed Chairman Alan Greenspan stated, “With the growth of aggregate demand looking more sustainable and with employment expanding broadly, the considerable monetary accommodation put in place starting in 2001 is becoming increasingly unnecessary. Based on our current outlook, the removal of accommodation would likely proceed at a measured pace.” The fund’s relatively short weighted average maturity—25 days at the close of the fiscal year—makes it likely that current interest rates, whether they rise or fall, will be reflected relatively quickly in yields paid to shareholders.

MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7	83.5%
8-30	0.0
31-90	4.1
91-120	3.7
121-180	6.4
181+	2.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

(Continued)

Your fund

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

As of the close of the fiscal year on August 31, 2004, the fund’s net assets totaled $37.1 million. Its seven-day SEC yield was 1.10% ..

Historically low short-term interest rates for much of the fiscal year depressed yields on money market funds, including INVESCO Treasurer’s Tax-Exempt Reserve Fund. Nonetheless, the fund continued to offer risk-averse investors safety of principal in uncertain economic times.

INVESCO Treasurer’s Tax-Exempt Reserve Fund is a money market fund and therefore is not intended for investors seeking capital appreciation. The fund seeks a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. The fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. To comply with these regulations, we:

■     maintained the high credit quality of the fund’s investments;

■     maintained a short average portfolio maturity;

■     ensured adequate diversification of the issuers and the fund’s investments and the guarantors of those investments, if any; and

■     monitored accurate pricing of the fund’s investments in accordance with guidelines from the U.S. Securities and Exchange Commission.

The fund normally invests at least 80% of its assets in short-term municipal securities issued by state, county and city governments. These securities include municipal notes, short-term municipal bonds and variable rate debt obligations. The interest on these securities is generally exempt from federal income tax, although the interest may be considered as income for persons subject to the Alternative Minimum Tax. The interest on these securities may be subject to state and/or local taxes.

In closing

I thank you for your continued participation in INVESCO Treasurer’s Tax-Exempt Reserve Fund. If you have any questions, please consult your financial advisor for help with your investment choices. As always, members of our Client Services department are ready to be of service to you. They can be reached at 800-659-1005.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman and President

2

INFORMATION ABOUT YOUR FUND’S EXPENSES

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Actual		Hypothetical (5% annual return before expenses)
	Beginning Account Value (03/01/04)	Ending Account Value (08/31/04)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/04)	Expenses Paid During Period[2]
Investor	$1,000.00	$1,004.70	$1.26	$1,023.88	$1.27

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.47% for Investor class shares.

[2]	Expenses are equal to the Fund’s annualized expense ratio of 0.25% for Investor class shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

3

Schedule of Investments

August 31, 2004

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Municipal Obligations–99.69%
Alabama–13.51%
Homewood (City of) Medical Clinic Board (Lakeshore Foundation Project); Lease Revenue VRD Series 2000 RB (LOC–AmSouth Bank) 1.47%, 11/01/24(b)(c)(d)	A-1	—	$1,024	$1,024,000
Tuscaloosa (City of) Educational Building Authority (Stillman College Project); Refunding Capital Improvement VRD Series 2002 A RB (LOC–AmSouth Bank) 1.47%, 10/01/23(b)(c)(d)	—	VMIG-1	3,990	3,990,000
				5,014,000
Colorado–3.37%
Colorado (State of) Housing & Finance Authority (G.A. Wright Asset Management LLC); Economic Development VRD Series 2004 A RB (LOC–Wells Fargo Bank N.A.) 1.42%, 04/01/29(b)(c)(d)(e)	A-1+	—	1,250	1,250,000
Connecticut–0.60%
Connecticut (State of); Special Tax Obligation Series 1994 RB 5.60%, 10/01/04(f)(g)	AAA	Aaa	220	223,004
Florida–2.45%
Dade (County of) Solid Waste System; Refunding Special Obligation Series 1996 RB 5.25%, 10/01/04(h)	AAA	Aaa	150	150,483
Orange (County of) Health Facilities Authority (Presbyterian Retirement Project); VRD Series 1998 RB (LOC–Bank of America N.A.) (Acquired 07/08/04; Cost $759,000) 1.38%, 11/01/28(b)(c)(d)(i)(j)	—	—	759	759,000
				909,483
Georgia–8.31%
Floyd (County of) Development Authority (Shorter College Project); VRD Series 1998 RB (LOC–SunTrust Bank) 1.47%, 06/01/17(b)(c)(d)	A-1+	—	2,900	2,900,000
Henry (County of) School District; Unlimited Tax Series 2002 GO 5.00%, 04/01/05(h)	AAA	Aaa	180	184,011
				3,084,011

F-1

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Illinois–15.03%
Chicago (City of) Economic Development (Crane Carton Co. Project); VRD Series 1992 RB (LOC–Bank of America N.A.) 1.45%, 06/01/12(b)(c)(d)	A-1+	—	$300	$300,000
Chicago (City of) Public Building Commission; Series 1999 C RB 5.38%, 02/01/05(h)	AAA	Aaa	320	325,585
Chicago (City of); Equipment Notes Unlimited Tax Series 1996 GO 5.60%, 01/01/05(h)	AAA	Aaa	500	507,278
Cook (County of); Unlimited Tax Series 1992 C GO 5.80%, 11/15/04(h)	AAA	Aaa	300	302,837
Illinois (State of) Development Finance Authority (American College of Surgeons); VRD Series 1996 RB (LOC–Northern Trust Co.) 1.40%, 08/01/26(b)(c)(d)	A-1+	—	3,149	3,149,000
Illinois (State of) Development Finance Authority (6 West Hubbard Street); VRD Series 1986 IDR (LOC–ABN AMRO Bank N.V.) 1.25%, 12/01/16(c)(d)(e)(k)	A-1	—	740	740,000
Whiteside Rock Island & Henry (Counties of) Community Unit School District; Unlimited Tax Series 1993 GO 6.00%, 01/01/05(f)(g)(l)	NRR	NRR	100	101,547
Winnebago & Boone (Counties of) School District No. 205; Unlimited Tax Series 1992 C GO 5.90%, 02/01/05(h)	AAA	Aaa	150	152,913
				5,579,160
Indiana–2.30%
Lake (County of) Park District; Refunding Unlimited Tax Series 2002 GO 3.00%, 12/31/04(h)	AAA	Aaa	850	855,040
Iowa–4.72%
Iowa (State of) Finance Authority (YMCA Project); Economic Development VRD Series 2000 RB (LOC–Wells Fargo Bank N.A) 1.42%, 06/01/10(b)(c)(d)(l)	—	—	1,750	1,750,000
Kentucky–4.67%
Newport (City of) Kentucky League of Cities Funding Trust Lease Program; VRD Series 2002 RB (LOC–U.S. Bank N.A.) 1.34%, 04/01/32(b)(c)(d)	—	VMIG-1	1,735	1,735,000

F-2

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Michigan–4.30%
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); VRD Series 2001 RB (LOC–JPMorgan Chase Bank) 1.42%, 05/01/31(b)(c)(d)	A-1+	—	$100	$100,000
Oakland (County of) Economic Development Corp. (Rochester College Project); Limited Obligation VRD Series 2001 RB (LOC–JPMorgan Chase Bank) 1.45%, 08/01/21(b)(c)(d)	—	VMIG-1	1,495	1,495,000
				1,595,000
Mississippi–0.41%
De Soto (County of) School District; Unlimited Tax Series 2004 B GO 4.00%, 05/01/05(h)	—	Aaa	150	152,416
Montana–0.81%
Great Falls (City of) Industrial Development Authority (Safeway Inc. Project); Refunding VRD Series 1991 IDR (LOC–Deutsche Bank A.G.) 1.45%, 12/01/04(d)(f)	A-1+	—	300	300,000
Nebraska–0.83%
Douglas (County of) School District No. 001; Unlimited Tax Series 1999 GO 4.90%, 12/09/04(f)(g)	AAA	Aa2	300	309,109
New Jersey–0.47%
Sayreville (City of) School District; Unlimited Tax Series 2002 GO 4.63%, 03/01/05(h)	AAA	Aaa	170	172,738
New York–0.75%
New York (State of) Housing Finance Agency (Watergate II–A Project); Multi-family Housing Series 2004 RB (LOC–JPMorgan Chase Bank) 1.40%, 02/15/05(e)	—	Aa1	105	105,000
New York (State of) Tollway Authority (Highway & Bridge Trust Fund); Series 1995 A RB 5.50%, 04/01/05(f)(g)	AAA	Aaa	165	172,409
				277,409
North Carolina–5.12%
Carteret (County of) Industrial Facilities & Pollution Control Financing Authority (TexasGulf Inc. Project); VRD Series 1985 PCR (LOC–BNP Paribas) 1.38%, 10/01/05(b)(c)(d)	—	Aa2	1,900	1,900,000
Ohio–0.27%
Copley-Fairlawn (City of) School District; Refunding & Improvement Unlimited Tax Series 2002 GO 2.00%, 12/01/04(h)	—	Aaa	100	100,222

F-3

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Pennsylvania–0.54%
Monto (County of) Pocono Mountain School District; Unlimited Tax Series 1996 A GO 4.60%, 11/15/04(h)	AAA	Aaa	$200	$201,419
South Carolina–2.08%
South Carolina (State of) Jobs Economic Development Authority (Persona Inc. Project); VRD Series 1998 RB (LOC–ABN AMRO Bank N.V.) 1.42%, 04/01/18(b)(c)(d)(e)	A-1	—	770	770,000
Tennessee–13.44%
Blount (County of) Public Building Authority (Local Government Public Improvements); VRD Series 2001 A-1-H RB 1.36%, 06/01/20(c)(h)(m)	—	VMIG-1	1,290	1,290,000
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Pooled Funding VRD Series 2004 RB (LOC–Bank of America N.A.) 1.37%, 07/01/34(c)(d)(m)	—	VMIG-1	1,000	1,000,000
Tullahoma (City of) Industrial Development Board (Marine Master Project); VRD Series 2002 IDR (LOC–AmSouth Bank) 1.57%, 10/01/17(b)(c)(d)	—	P-1	2,700	2,700,000
				4,990,000
Texas–4.04%
Amarillo (City of) Health Facilities Corp. (Panhandle Pooled Health Care); VRD Series 1985 RB (LOC–BNP Paribas) 1.40%, 05/31/25(b)(c)(d)	—	VMIG-1	692	692,000
Dallas (City of); Refunding Limited Tax Series 2003 A GO 4.00%, 02/15/05	AA+	Aa1	125	126,607
Harris (County of) (Criminal Justice Center); Limited Tax Series 1996 GO 7.50%, 10/01/04	AA+	Aa1	100	100,517
Humble (City of) Independent School District; Refunding Unlimited Tax Series 1997 GO (CEP–Texas Permanent School Fund) 4.65%, 02/15/05	AAA	Aaa	100	101,555
Kaufman (County of); Certificates Obligation Limited Tax Series 2002 GO 4.00%, 02/15/05(h)	AAA	Aaa	100	101,286

F-4

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Texas–(Continued)
Harris (County of) Port of Houston Authority (Harris County Port Improvement); Unlimited Tax Series 2001 A GO 5.00%, 10/01/04(h)	AAA	Aaa	$225	$225,704
Texas (State of); Series 2004 TRAN 3.00%, 08/31/05	SP-1+	MIG-1	150	152,060
				1,499,729
Washington–5.92%
Benton (County of) School District No. 017 (Kennewick); Unlimited Tax Series 1994 GO 4.80%, 12/01/04(f)(g)	AAA	Aaa	100	100,823
Island (County of) School District No. 204 (Coupeville); Unlimited Tax Series 2004 GO 3.00%, 12/01/04(h)	—	Aaa	271	271,711
Seattle (Port of) Industrial Development Corp. (Sysco Food Services Project); Refunding VRD Series 1994 IDR 1.37%, 11/01/25(b)(c)	A-1+	VMIG-1	1,525	1,525,000
Tacoma (City of) Metropolitan Park District; Unlimited Tax Series 2003 A GO 2.00%, 12/01/04(h)	AAA	Aaa	200	200,428
Tacoma (City of); Refunding Limited Tax Series 2001 GO 4.13%, 12/01/04(h)	AAA	Aaa	100	100,745
				2,198,707
Wisconsin–5.75%
Appleton (City of) Redevelopment Authority (Fox Cities Performing Arts Center Project); Redevelopment VRD Series 2001 B RB (LOC-JPMorgan Chase Bank; M&I Marshall & Isley Bank) 1.45%, 06/01/36(b)(c)(d)	—	VMIG-1	900	900,000
Madison (City of) Community Development Authority (Hamilton Point Apartments Project); Refunding Multi-Family Housing VRD Series 1997 A RB (LOC–JPMorgan Chase Bank) (Acquired 08/28/02; Cost $935,000) 1.51%, 10/01/22(b)(c)(d)(i)(l)	—	—	935	935,000

F-5

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Wisconsin–(Continued)
Wisconsin (State of); Refunding Unlimited Tax Series 2003-3 GO 1.25%, 11/01/04	AA-	Aa3	$300	$300,000
				2,135,000
Total Municipal Obligations (Cost $37,001,447)				37,001,447
TOTAL INVESTMENTS–99.69% (Cost $37,001,447)(n)				37,001,447
OTHER ASSETS LESS LIABILITIES–0.31%				115,389
NET ASSETS–100.00%				$37,116,836

Abbreviations:

CEP	– Credit Enhancement Provider
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Ratings assigned by Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b)	Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2004.
(c)	Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Security subject to the alternative minimum tax.
(f)	Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(h)	Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(i)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $1,694,000, which represented 4.56% of the Fund’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j)	Security is not rated by S&P or by Moody’s; however it is rated by Fitch IBCA (“Fitch”) of F1+.
(k)	Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(l)	Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to procedures adopted by the Board of Trustees.
(m)	Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(n)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

F-6

Statement of Assets and Liabilities

August 31, 2004

Assets:
Investments, at market value (cost $37,001,447)	$37,001,447
Receivables for:
Fund shares sold	63,530
Interest	105,296
Other assets	293
Total assets	37,170,566
Liabilities:
Payables for:
Fund shares reacquired	50,000
Dividends	3,730
Total liabilities	53,730
Net assets applicable to shares outstanding	$37,116,836

Net assets consist of:
Shares of beneficial interest	$37,116,692
Undistributed net investment income	444
Undistributed net realized gain (loss) from investment securities	(300)
$37,116,836
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Outstanding	37,117,136
Net asset value, offering and redemption price per share	$1.00

See accompanying notes which are an integral part of the financial statements.

F-7

Statement of Operations

For the year ended August 31, 2004

Investment income:
Interest	$435,772
Expenses:
Advisory fees	94,139
Total expenses	94,139
Net investment income	341,633
Net realized gain (loss) from investment securities	(300)
Net increase in net assets resulting from operations	$341,333

See accompanying notes which are an integral part of the financial statements.

F-8

Statement of Changes in Net Assets

For the year ended August 31, 2004, the three months ended August 31, 2003 and the year ended May 31, 2003

	Year ended August 31, 2004	Three months ended August 31, 2003	Year ended May 31, 2003
Operations:
Net investment income	$341,633	$97,982	$588,596
Net realized gain (loss) from investment securities	(300)	—	—
Net increase in net assets resulting from operations	341,333	97,982	588,596
Distributions to shareholders from net investment income	(341,633)	(97,982)	(588,596)
Share transactions–net	(7,047,133)	(848,661)	(22,393,533)
Net increase (decrease) in net assets	(7,047,433)	(848,661)	(22,393,533)
Net assets:
Beginning of year	44,164,269	45,012,930	67,406,463
End of year (including undistributed net investment income of $444, $0 and $0 for August 31, 2004, August 31, 2003 and May 31, 2003, respectively)	$37,116,836	$44,164,269	$45,012,930

Notes to Financial Statements

August 31, 2004

NOTE 1—Significant Accounting Policies

INVESCO Treasurer’s Tax-Exempt Reserve Fund (the “Fund”) is a series portfolio of AIM Treasurer’s Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM Treasurer’s Series Funds, Inc., formerly known as INVESCO Treasurer’s Series Funds, Inc., to a new series portfolio of the Trust.

The Fund’s investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

F-9

NOTE 1—Significant Accounting Policies (continued)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (SEC), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

F-10

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. For the period November 25, 2003 through August 31, 2004, the Fund paid advisory fees to AIM of $68,372. Prior to November 25, 2003, the investment advisor to the Trust was INVESCO Funds Group, Inc. (“IFG”). For the period September 1, 2003, through November 24, 2003, the Fund paid advisory fees under similar terms to IFG of $25,767.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. (“AISI”), to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.

The Trust has entered into a master distribution agreement with Fund Management Company (“FMC”) to serve as the distributor for the Fund.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3—Trustees’ Fees

Trustees’ fees are paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer their compensation. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the compensation and expenses of the Trustees, including its allocable portion of the expenses of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

F-11

NOTE 5—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2004, three months ended August 31, 2003 and the year ended May 31, 2003 was as follows:

	August 31, 2004	August 31, 2003	May 31, 2003
Distributions paid from ordinary income — Tax Exempt	$339,908	$97,982	$588,596
Distributions paid from ordinary income — Taxable	1,725	—	—
Total Distributions	$341,633	$97,982	$588,596

Tax Components of Net Assets:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

2004
Undistributed ordinary income	$444
Capital loss carryforward	(300)
Shares of beneficial interest	37,116,692
Total net assets	$37,116,836

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of August 31, 2004, which expires as follows.

Expiration	Capital Loss* Carryforward
August 31, 2012	$300
*	Capital loss carryforward as of the date listed above is reduced for limitations if any, to the extent required by the Internal Revenue Code.

NOTE 6—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distribution classifications, on August 31, 2004, undistributed net investment income was increased by $444 and shares of beneficial interest decreased by $444. This reclassification had no effect on the net assets of the Fund.

F-12

NOTE 7—Share Information

The Fund currently offers one class of shares.

	Changes in Shares Outstanding(a)
	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	64,309,153	$64,309,153	10,423,068	$10,423,068	74,241,005	$74,241,005
Issued as reinvestment of dividends	330,619	330,619	95,910	95,910	573,194	573,194
Reacquired	(71,686,905)	(71,686,905)	(11,367,639)	(11,367,639)	(97,207,732)	(97,207,732)
	(7,047,133)	$(7,047,133)	(848,661)	$(848,661)	(22,393,533)	$(22,393,533)
(a)	There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 12.12% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There are also 4 shareholders that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 24.21% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31,
					2003	2002	2001	2000
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.01		0.00		0.01	0.02	0.04	0.04
Less dividends from net investment income	(0.01)		(0.00)		(0.01)	(0.02)	(0.04)	(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	0.91%		0.21%		1.19%	1.81%	3.89%	3.58%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$37,117		$44,164		$45,013	$67,406	$59,638	$66,138
Ratio of expenses to average net assets	0.25	%(b)	0.25	%(c)	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.90	%(b)	0.85	%(c)	1.19%	1.80%	3.81%	3.59%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States and is not annualized for periods less than one year.
(b)	Ratios are based on average daily net assets of $37,778,909.
(c)	Annualized.

F-13

NOTE 9—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be

F-14

NOTE 9—Legal Proceedings (continued)

appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of

F-15

NOTE 9—Legal Proceedings (continued)

AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial

F-16

NOTE 9—Legal Proceedings (continued)

proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

F-17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of INVESCO Treasurer’s Tax-Exempt Reserve Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Treasurer’s Tax-Exempt Reserve Fund, now known as Premier Tax-Exempt Portfolio, (one of the funds constituting AIM Treasurer’s Series Trust, formerly known as INVESCO Treasurer’s Series Funds, Inc.; hereafter referred to as the “Fund”) at August 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 22, 2004

Houston, Texas

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO Treasurer’s Tax-Exempt Reserve Fund (“Fund”), a portfolio of AIM Treasurer’s Series Trust (“Trust”), (formerly AIM Treasurer’s Series Funds, Inc. and INVESCO Treasurer’s Series Funds, Inc.), (“Company”), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)	To approve a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)*	To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

	Directors/Matter	Votes For	Withholding Authority
(1)*	Bob R. Baker	147,289,438	11,337,863
	Frank S. Bayley	147,657,640	10,969,661
	James T. Bunch	147,654,689	10,972,612
	Bruce L. Crockett	147,657,640	10,969,661
	Albert R. Dowden	147,657,640	10,969,661
	Edward K. Dunn, Jr.	147,657,640	10,969,661
	Jack M. Fields	147,657,640	10,969,661
	Carl Frischling	147,657,640	10,969,661
	Robert H. Graham	147,189,734	11,437,567
	Gerald J. Lewis	147,552,704	11,074,597
	Prema Mathai-Davis	147,657,640	10,969,661
	Lewis F. Pennock	147,657,640	10,969,661
	Ruth H. Quigley	147,657,640	10,969,661
	Louis S. Sklar	147,657,640	10,969,661
	Larry Soll, Ph.D.	147,654,689	10,972,612
	Mark H. Williamson	146,819,595	11,807,706

	Matter	Votes For	Votes Against	Withheld/ Abstentions
(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	24,372,370	2,636,621	1,413,909

*	Proposal required approval by a combined vote of all the portfolios of AIM Treasurer’s Series Funds, Inc.

Proxy Results (Unaudited) (continued)

	Matter	Votes For	Votes Against	Withheld/ Abstentions
(3)*	Approval of an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation	145,785,704	8,568,622	4,272,975	**

*	Proposal required approval by a combined vote of all the portfolios of INVESCO Treasurer’s Series Funds, Inc.
**	Includes Broker Non-Votes

Trustees and Officers

As of May 31, 2004

The address of each trustee and officer of AIM Treasurer’s Series Trust (the “Trust”), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Other Directorship(s) Held by Trustee
Interested Persons
Robert H. Graham[1] — 1946 Trustee and President	2003

Director and Chairman, A I M Management Group Inc. (financial services holding company); and Director and Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP PLC — AIM Division (parent of AIM and a global investment management firm)

Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc., (registered transfer agent), and Fund Management Company (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC — Managed Products

			None
Mark H. Williamson[2] — 1951 Trustee and Executive Vice President	1998

Director, President and Chief Executive Officer, A I M Management Group Inc. (financial services holding company); Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director, A I M Capital Management, Inc. (registered investment advisor) and A I M Distributors, Inc. (registered broker dealer); Director and Chairman, AIM Investment Services, Inc. (registered transfer agent), Fund Management Company (registered broker dealer) and INVESCO Distributors Inc. (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC — AIM Division (parent of AIM and a global investment management firm)

Formerly: Director, Chairman, President and Chief Executive Officer, INVESCO Funds Group, Inc.; President and Chief Executive Officer, INVESCO Distributors, Inc.; Chief Executive Officer, AMVESCAP PLC — Managed Products; Chairman and Chief Executive Officer of NationsBanc Advisors, Inc.; and Chairman of NationsBanc Investments, Inc.

			None
Independent Trustees
Bob R. Baker — 1936 Trustee	1983	Retired Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation	None
Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company)
James T. Bunch — 1942 Trustee	2000	Co-President and Founder, Green, Manning & Bunch Ltd., (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None
Bruce L. Crockett[3] — 1944 Trustee and Chair	2003	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)
Albert R. Dowden — 1941 Trustee	2003

Director of a number of public and private business corporations, including the Boss Group Ltd. (private investment and management) and Magellan Insurance Company

Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; and director of various affiliated Volvo companies

			Cortland Trust, Inc. (Chairman) (registered investment company); Annuity and Life Re (Holdings), Ltd. (insurance company)
Edward K. Dunn, Jr. — 1935 Trustee	2003	Retired Formerly: Chairman, Mercantile Mortgage Corp.; President and Chief Operating Officer, Mercantile-Safe Deposit & Trust Co.; and President, Mercantile Bankshares Corp.	None
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company) and Texana Timber LP (sustainable forestry company)	Administaff, and Discovery Global Education Fund (non-profit)
Carl Frischling — 1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Cortland Trust, Inc. (registered investment company)
Gerald J. Lewis — 1933 Trustee	2000	Chairman, Lawsuit Resolution Services (California) Formerly: Associate Justice of the California Court of Appeals	General Chemical Group, Inc.
[1]	Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
[2]	Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

Trustees and Officers (Continued)

As of May 31, 2004

The address of each trustee and officer of AIM Treasurer’s Series Trust (the “Trust”), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Other Directorship(s) Held by Trustee
Prema Mathai-Davis — 1950 Trustee	2003	Formerly: Chief Executive Officer, YWCA of the USA	None
Lewis F. Pennock — 1942 Trustee	2003	Partner, law firm of Pennock & Cooper	None
Ruth H. Quigley — 1935 Trustee	2003	Retired	None
Louis S. Sklar — 1939 Trustee	2003	Executive Vice President, Development and Operations Hines Interests Limited Partnership (real estate development company)	None
Larry Soll — 1942 Trustee	1997	Retired	None
Other Officers
Kevin M. Carome — 1956 Senior Vice President, Secretary and Chief Legal Officer	2003

Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; Director and Vice President, INVESCO Distributors, Inc.; Vice President, A I M Capital Management, Inc., A I M Distributors, Inc. and AIM Investment Services, Inc.; and Director, Vice President and General Counsel, Fund Management Company

Formerly: Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group, LLC

			N/A
Lisa O. Brinkley[4] — 1959 Senior Vice President and Chief Compliance Officer	2004

Senior Vice President, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; and Vice President, A I M Capital Management, Inc. and A I M Distributors, Inc.

Formerly: Senior Vice President and Compliance Director, Delaware Investments Family of Funds.

			N/A
Robert G. Alley — 1948 Vice President	2003	Managing Director, Chief Fixed Income Officer and Senior Investment Officer, A I M Capital Management, Inc., and Vice President, A I M Advisors, Inc.	N/A
Stuart W. Coco — 1955 Vice President	2003	Managing Director and Director of Money Market Research and Special Projects, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.	N/A
Melville B. Cox[5] — 1943 Vice President	2003	Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, AIM Investment Services, Inc.	N/A
Sidney M. Dilgren — 1961 Vice President and Treasurer	2004	Vice President and Fund Treasurer, A I M Advisors, Inc. Formerly, Senior Vice President, AIM Investment Services, Inc.; and Vice President, AIM Distributors, Inc.	N/A
Karen Dunn Kelley — 1960 Vice President	2003	Director of Cash Management, Managing Director and Chief Cash Management Officer, A I M Capital Management, Inc.; Director and President, Fund Management Company; and Vice President, A I M Advisors, Inc.	N/A
Edgar M. Larsen — 1940 Vice President	2003	Director and Executive Vice President, A I M Management Group, Inc., Director and Senior Vice President, A I M Advisors, Inc., and Director, Chairman, President, Director of Investments, Chief Executive Officer and Chief Investment Officer, A I M Capital Management, Inc.	N/A
[4]	Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
[5]	Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.347.4246.

Office of the Fund	Investment Advisor*	Distributor	Auditors
11 Greenway Plaza.	A I M Advisors, Inc	Fund Management Company	PricewaterhouseCoopers LLP
Suite 100	11 Greenway Plaza	11 Greenway Plaza	1201 Louisiana Street
Houston, TX 77046-1173	Suite 100	Suite 100	Suite 2900
	Houston, TX 77046-1173	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Directors	Transfer Agent	Custodian
Ballard Spahr	Kramer, Levin, Naftalis &	AIM Investment Services, Inc.	The Bank of New York
Andrews & Ingersoll, LLP	Frankel LLP	P.O. Box 4739	2 Hanson Place
1735 Market Street, 51st Floor	919 Third Avenue	Houston, TX 77210-4739	Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599	New York, NY 10022-3852

*	On November 25, 2003, A I M Advisors, Inc. became the investment advisor for most of the INVESCO mutual funds.

Required Federal Income Tax Information (unaudited)

We are required by Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended August 31, 2004.

Invesco Treasurer’s Tax-Exempt Reserve Fund paid ordinary dividends in the amount of $0.01 per share during its tax year ended August 31, 2004. Of this amount, 99.5% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Statement of Tax-Exempt Income.

INVESCO U.S. Government Money Fund

Annual Report to Shareholders • August 31, 2004

[COVER IMAGE]

[Your goals. Our solutions.]

- registered trademark -

[AIM Investments Logo] - registered trademark -

INVESCO U.S. GOVERNMENT MONEY FUND is designed for investors seeking a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

■	Unless otherwise stated, information presented in this report is as of 8/31/04 and is based on total net assets.

■	On October 15, 2004, INVESCO U.S. Government Money Fund was renamed Premier U.S. Government Money Portfolio.

About share classes

■	Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

Principal risks of investing in the fund

■	The fund invests in securities issued or backed by the U.S. government, its agencies or instrumentalities. They offer a high degree of safety and, in the case of government securities, are guaranteed as to timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value or yield will vary with market conditions.

■	The fund may invest a portion of its assets in mortgage-backed securities, which may lose value if mortgages are prepaid in response to falling interest rates.

About indexes used in this report

■	The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500® Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

■	The fund is not managed to track the performance of any particular index, including the index defined here, and consequently, the performance of the fund may deviate significantly from the performance of the index.

■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

■	Bloomberg, Inc. is an independent financial research and reporting firm.

■	The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246, or on the AIM Web site, AIMinvestments.com. Scroll down on the home page and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission’s Web site, sec.gov.

Information about how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, click on About Us, then on Required Notices and then select your fund from the drop-down menu.

MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04
1-7	70.1%
8-30	4.9
31-90	18.3
91-120	3.1
121-180	1.2
181+	2.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Team managed by A I M Advisors, Inc.

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

Not FDIC Insured May lose value No bank guarantee

AIMinvestments.com

TO OUR SHAREHOLDERS

Dear Shareholder:

[GRAHAM PHOTO]	This is the annual report on INVESCO U.S. Government Money Fund for the fiscal year ended August 31, 2004. As of the close of the fiscal year, the fund’s seven-day SEC yield was 0.70%. Had the advisor not waived fees and/or reimbursed expenses, the fund’s seven-day SEC yield would have been 0.47%. The seven-day SEC yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Yields will fluctuate. As of the same date, the fund’s weighted average maturity stood at 26 days and its net assets totaled $41.3 million.

Robert H. Graham	Market conditions

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit AIMinvestments.com for the most recent month-end performance.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $ 1.00 per share, it is possible to lose money by investing in the fund.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

According to the U.S. Department of Commerce, the economy recorded positive growth throughout the fiscal year, although that growth slowed in the second quarter of 2004. Gross domestic product, considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter and 4.2% in the fourth quarter of 2003; it grew at an annualized rate of 4.5% and 3.3% in the first and second quarters of 2004, respectively.

The U.S. Federal Reserve (the Fed), acting on evidence that economic conditions were generally improving, and that inflation was increasing, raised its key federal funds target rate from 1.00% to 1.25% in late June, and from 1.25% to 1.50% in August. Both actions were much anticipated by markets. Recent Fed Beige Books have discussed increasing manufacturing activity, improving retail sales and robust residential real estate activity.

Other economic developments of note included:

■     Bloomberg reported that almost 86% of S&P 500 Index firms that had reported second quarter earnings through the end of August either met or exceeded analysts’ expectations. On average, second quarter earnings per share among S&P 500 firms rose more than 26% from year-ago levels.

■     The U.S. Department of Labor reported that during the first eight months of 2004, more than 1.4 million new jobs were created.

■     The Conference Board reported that consumer confidence fell in August as job growth slowed.

No one can be certain about the future direction of interest rates. In congressional testimony in July, Fed Chairman Alan Greenspan stated, “With the growth of aggregate demand looking more sustainable and with employment expanding broadly, the considerable monetary accommodation put in place starting in 2001 is becoming increasingly unnecessary. Based on our current outlook, the removal of accommodation would likely proceed at a measured pace.”

The fund’s relatively short weighted average maturity at the close of the fiscal year makes it likely that interest rates, whether they rise or fall, will be reflected relatively quickly in yields paid to shareholders.

Your fund

Historically low short-term interest rates for much of the fiscal year depressed yields on money market funds, including INVESCO U.S. Government Money Fund. Nonetheless, the fund continued to offer risk-averse investors safety of principal in uncertain economic times. The fund is a money market fund and therefore is not intended for investors seeking capital appreciation.

The fund seeks a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. The fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. To comply with these regulations, we:

■     maintained high credit quality of the fund’s investments;

■     maintained a short average portfolio maturity;

■     ensured adequate diversification of the issuers and the fund’s investments and the guarantors of those investments, if any; and

■     monitored accurate pricing of the fund’s investments in accordance with guidelines from the U.S. Securities and Exchange Commission.

The fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations, all of which are collateralized by such obligations. Direct U.S. government obligations include Treasury bonds, bills and notes which are backed by the full faith and credit of the U.S. Treasury.

In closing

I thank you for your continued participation in INVESCO U.S. Government Money Fund. If you have any questions, please consult your financial advisor for help with your investment choices. As always, members of our Client Services department are ready to be of service to you. They can be reached at 800-959-4246.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman and President

2

INFORMATION ABOUT YOUR FUND’S EXPENSES

Calculating your ongoing fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004 - August 31, 2004.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (3/1/04)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (8/31/04)[1]	Expenses Paid During Period[2]	Ending Account Value (8/31/04)	Expenses Paid During Period[2]
Investor	$1,000.00	$1,001.80	$4.28	$1,020.86	$4.32

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.18% for Investor class shares.

[2]	Expenses are equal to the Fund’s annualized expense ratio of 0.85% for Investor class shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

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3

FINANCIALS

Schedule of Investments

August 31, 2004

	Par (000)	Value

U.S. Government Agency Securities–41.93%

Federal Home Loan Bank–12.80%
Unsec. Bonds, 6.20%, 11/17/04	$1,500	$1,514,762
6.14%, 12/23/04	260	263,545
5.38%, 02/15/05	500	509,092
1.31%, 04/22/05	1,000	1,000,000
Unsec. Floating Rate Global Bonds, 1.44%, 03/15/05(a)	2,000	1,999,839
		5,287,238

Federal Home Loan Mortgage Corp. (FHLMC)–7.37%
Unsec. Disc. Notes, 1.60%, 11/15/04(b)	2,050	2,043,167
Unsec. Global Notes, 3.25%, 11/15/04	1,000	1,003,523
		3,046,690

Federal National Mortgage Association (FNMA)–21.76%
Unsec. Disc. Notes, 1.41%, 11/10/04(b)	3,000	2,991,036
Unsec. Floating Rate Notes, 1.62%, 05/10/05(c)	5,000	5,000,000
Unsec. Global Notes, 1.88%, 12/15/04	1,000	1,001,040
		8,992,076
Total U.S. Government Agency Securities (Cost $17,326,004)		17,326,004
Total Investments (excluding Repurchase Agreements) (Cost $17,326,004)		17,326,004

	Par (000)	Value

Repurchase Agreements–57.70%
ABN AMRO Bank N.V.-New York Branch (Netherlands) 1.58%, 09/01/04(d)	$2,000	$2,000,000
Bank of Nova Scotia (The)-New York Branch (Canada) 1.58%, 09/01/04(e)	2,000	2,000,000
Barclays Capital Inc.-New York Branch (United Kingdom) 1.58%, 09/01/04(f)	2,000	2,000,000
BNP Paribas Securities Corp.-New York Branch (France) 1.58%, 09/01/04(g)	2,000	2,000,000
Citigroup Global Markets Inc. 1.58%, 09/01/04(h)	2,000	2,000,000
Credit Suisse First Boston LLC-New York Branch (Switzerland) 1.58%, 09/01/04(i)	2,000	2,000,000
Deutsche Bank Securities Inc.-New York Branch (Germany) 1.57%, 09/01/04(j)	2,000	2,000,000
Goldman, Sachs & Co. 1.58%, 09/01/04(k)	2,000	2,000,000
Morgan Stanley & Co. Inc. 1.58%, 09/01/04(l)	2,000	2,000,000
WestLB A.G.-New York Branch (Germany) 1.58%, 09/01/04(m)	5,845	5,845,427
Total Repurchase Agreements (Cost $23,845,427)		23,845,427
TOTAL INVESTMENTS–99.63% (Cost $41,171,431)(n)		41,171,431
OTHER ASSETS LESS LIABILITIES–0.37%		151,504
NET ASSETS–100.00%		$41,322,935

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest rate is redetermined quarterly. Rate shown is rate in effect on August 31, 2004.
(b)	Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(d)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at August 31, 2004 of $178,500,291. The amount to be received upon repurchase by the Fund is $2,000,088.
(e)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at August 31, 2004 of $306,000,390. The amount to be received upon repurchase by the Fund is $2,000,088.
(f)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at August 31, 2004 of $603,437,546. The amount to be received upon repurchase by the Fund is $2,000,088.
(g)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at August 31, 2004 of $255,000,902. The amount to be received upon repurchase by the Fund is $2,000,088.
(h)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at August 31, 2004 of $178,500,861. The amount to be received upon repurchase by the Fund is $2,000,088.
(i)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $250,010,972. Collateralized by a $260,045,000 U.S. Government obligation, 0% due 07/26/05 with a market value at August 31, 2004 of $255,000,121. The amount to be received upon repurchase by the Fund is $2,000,088.
(j)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $500,021,806. Collateralized by $500,662,000 U.S. Government obligations, 0% to 7.13% due 09/03/04 to 05/01/30 with an aggregate market value at August 31, 2004 of $510,004,859. The amount to be received upon repurchase by the Fund is $2,000,087.
(k)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at August 31, 2004 of $255,000,041. The amount to be received upon repurchase by the Fund is $2,000,088.

F-1

(l)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/06/13 with an aggregate market value at August 31, 2004 of $255,004,814. The amount to be received upon repurchase by the Fund is $2,000,088.
(m)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $100,004,389. Collateralized by $100,474,000 U.S. Government obligations, 0% to 6.35% due 09/07/04 to 06/28/19 with an aggregate market value at August 31, 2004 of $102,000,064. The amount to be received upon repurchase by the Fund is $5,845,684.
(n)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

F-2

Statement of Assets and Liabilities

August 31, 2004

Assets:
Investments, excluding repurchase agreements, at value (cost $17,326,004)	$17,326,004
Repurchase agreements (cost $23,845,427)	23,845,427
Total investment (cost $41,171,431)	41,171,431
Receivables for:
Fund shares sold	164,795
Interest	62,463
Investment for trustee deferred compensation and retirement plans	19,632
Other assets	13,226
Total assets	41,431,547

Liabilities:
Payables for:
Fund shares reacquired	24,791
Dividends	336
Trustee deferred compensation and retirement plans	22,415
Accrued trustees’ fees	1,287
Accrued transfer agent fees	17,268
Accrued operating expenses	42,515
Total liabilities	108,612
Net assets applicable to shares outstanding	$41,322,935

Net assets consist of:
Shares of beneficial interest	$41,298,391
Undistributed net investment income	24,544
$41,322,935

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Outstanding	41,322,935
Net asset value and offering price per share	$1.00

See accompanying notes which are an integral part of the financial statements.

F-3

Statement of Operations

For the year ended August 31, 2004

Investment income:
Interest	$555,612

Expenses:
Advisory fees	237,222
Administrative services fees	35,590
Custodian fees	11,767
Transfer agent fees	290,100
Trustees’ fees & retirement benefits	12,341
Printing and postage	37,270
Professional fees	39,851
Other	66,945
Total expenses	731,086
Less: Expenses reimbursed and expense offset arrangements	(317,338)
Net expenses	413,748
Net investment income	141,864
Net increase in net assets resulting from operations	$141,864

See accompanying notes which are an integral part of the financial statements.

F-4

Statement of Changes in Net Assets

For the year ended August 31, 2004, three months ended August 31, 2003 and the year ended May 31, 2003

	Year ended August 31, 2004	Three months ended August 31, 2003	Year ended May 31, 2003

Operations:
Net investment income	$141,864	$54,251	$533,374
Distributions to shareholders from net investment income	(141,864)	(54,251)	(533,374)
Share transactions–net	(23,560,485)	(2,213,927)	(8,622,874)
Net increase (decrease) in net assets	(23,560,485)	(2,213,927)	(8,622,874)

Net assets:
Beginning of year	64,883,420	67,097,347	75,720,221
End of year (including undistributed net investment income of $24,544, $0 and $0 for August 31, 2004, August 31, 2003 and May 31, 2003, respectively)	$41,322,935	$64,883,420	$67,097,347

Notes to Financial Statements

August 31, 2004

NOTE 1—Significant Accounting Policies

INVESCO U.S. Government Money Fund (the “Fund”) is a series portfolio of AIM Treasurer’s Series Trust (the “Trust”, formerly known as, INVESCO Treasurer’s Series Funds, Inc.). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM Money Market Funds, Inc., formerly known as INVESCO Money Market Funds, Inc. to a new series portfolio of the Trust.

The Fund’s investment objective is to seek high level of current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund distributes net realized capital gain (including net short-term capital gain), if any, annually.

F-5

D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Effective July 1, 2004, under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of 0.40% on the first $300 million of the Fund’s average daily net assets, plus 0.30% on the next $200 million of the Fund’s average daily net assets, plus 0.20% on the Fund’s average daily net assets in excess of $500 million. Prior to July 1, 2004, under the terms of the investment advisory agreement, the Fund paid an advisory fee at an annual rate of 0.50% on the first $300 million of the Fund’s average daily net assets, plus 0.40% on the next $200 million of the Fund’s average daily net assets, plus 0.30% on the Fund’s average daily net assets in excess of $500 million. For the period November 25, 2003 through August 31, 2004, the Fund paid advisory fees to AIM of $167,238. Prior to November 25, 2003, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period September 1, 2003 through November 24, 2003, the Fund paid advisory fees at an annual rate of 0.50% on the first $300 million of the Fund’s average daily net assets, plus 0.40% on the next $200 million of the Fund’s average daily net assets, plus 0.30% on the Fund’s average daily net assets in excess of $500 million to IFG. For the period September 1, 2003 through November 24, 2003, the Fund paid advisory fees to IFG of $69,984. Prior to November 25, 2003, the Trust had a sub-advisory agreement with AIM Capital Management, Inc.

AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to 0.85% (excluding certain items discussed below). In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the period November 25, 2003 through August 31, 2004, AIM reimbursed expenses of the Fund of $249,325. Prior to November 25, 2003, IFG reimbursed expenses of the Fund of $44,836.

For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC (“AMVESCAP”) has assumed $23,081 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM & INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period November 25, 2003 through August 31, 2004, AIM was paid $26,969 for such services. Prior to November 25, 2003, the Trust had an administrative services agreement with IFG. For the period September 1, 2003 through November 24, 2003, IFG was paid $8,621 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”) a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. Prior to October 1, 2003, the Trust had a transfer agency and service agreement with IFG. For the period September 1, 2003, through September 30, 2003, the Fund paid IFG $29,896. For the period October 1, 2003 through August 31, 2004, the Fund paid AISI $260,204. AISI may make payments to intermediaries to provide omnibus account services, sub-accounting services and/or networking services.

The Trust has entered into a master distribution agreement with AIM Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, and/or AIM Distributors.

NOTE 3—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended August 31, 2004, the Fund received credits in transfer agency fees of $72 and credits in custodian fees of $24 under expense offset arrangements, which resulted in a reduction of the Fund’s total expenses of $96.

F-6

NOTE 4—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the year ended August 31, 2004, the Fund paid legal fees of $1,815 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the year ended August 31, 2004, three months ended August 31, 2003 and the year ended May 31, 2003.

	August 31, 2004	August 31, 2003	May 31, 2003
Distributions paid from ordinary income	$141,864	$54,251	$533,374

Tax Components of Net Assets:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

2004
Undistributed ordinary income	$37,721
Temporary book/tax differences	(13,177)
Shares of beneficial interest	41,298,391
Total net assets	$41,322,935

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

The Fund had no capital loss carryforward as of August 31, 2004.

NOTE 7—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of excise taxes and distribution classifications, on August 31, 2004, undistributed net investment income was increased by $24,544 and shares of beneficial interest decreased by $24,544. This reclassification had no effect on the net assets of the Fund.

F-7

NOTE 8—Share Information

The Fund currently offers one class of shares.

Changes in Shares Outstanding(a)
	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	35,298,797	$35,298,797	16,056,651	$16,056,651	231,418,527	$231,418,527
Issued as reinvestment of dividends	137,084	137,084	52,808	52,808	502,735	502,735
Reacquired	(58,996,366)	(58,996,366)	(18,323,386)	(18,323,386)	(240,544,136)	(240,544,136)
	(23,560,485)	$(23,560,485)	(2,213,927)	$(2,213,927)	(8,622,874)	$(8,622,874)
(a)	There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5.09% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to this entity, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31,
					2003	2002	2001	2000
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.003		0.001		0.01	0.02	0.05	0.05
Less dividends from net investment income	(0.003)		(0.001)		(0.01)	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	0.30%		0.08%		0.72%	1.67%	5.24%	4.74%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$41,323		$64,883		$67,097	$75,720	$75,380	$86,060
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.85	%(b)	0.85	%(c)	0.85%	0.85%	0.86%	0.86%
Without fee waivers and/or expense reimbursements	1.50	%(b)	1.25	%(c)	1.11%	1.04%	1.18%	1.16%
Ratio of net investment income to average net assets	0.29	%(b)	0.33	%(c)	0.72%	1.65%	5.10%	4.63%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)	Ratios are based on average daily net assets of $48,853,554.
(c)	Annualized.

NOTE 10—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

F-8

NOTE 10—Legal Proceedings (continued)

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

F-9

NOTE 10—Legal Proceedings (continued)

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while

F-10

NOTE 10—Legal Proceedings (continued)

funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

F-11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees

and Shareholders of INVESCO U.S. Government Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO U.S. Government Money Fund, now known as Premier U.S. Government Money Portfolio, (one of the funds constituting AIM Treasurer’s Series Trust, formerly one of the three portfolios of AIM Money Market Funds, Inc.; hereafter referred to as the “Fund”) at August 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 22, 2004

Houston, Texas

F-12

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO U.S. Government Money Fund (“Fund”), a portfolio of AIM Treasurer’s Series Trust (“Trust”), (formerly a portfolio of AIM Money Market Funds, Inc., and INVESCO Money Market Funds, Inc.), (“Company”), a Delaware statutory trust, was held on October 21, 2003. The meeting was adjourned and reconvened on October 28, 2003 and November 4, 2003. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)	To approve a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)*	To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

	Directors/Matter	Votes For	Withholding Authority
(1)*	Bob R. Baker	324,634,282	24,953,508
	Frank S. Bayley	324,684,893	24,902,897
	James T. Bunch	324,820,436	24,767,354
	Bruce L. Crockett	324,786,866	24,800,924
	Albert R. Dowden	324,729,124	24,858,666
	Edward K. Dunn, Jr.	324,642,698	24,945,092
	Jack M. Fields	324,804,846	24,782,944
	Carl Frischling	324,483,341	25,104,449
	Robert H. Graham	324,695,685	24,892,105
	Gerald J. Lewis	324,383,040	25,204,750
	Prema Mathai-Davis	324,337,456	25,250,334
	Lewis F. Pennock	324,624,967	24,962,823
	Ruth H. Quigley	324,287,369	25,300,421
	Louis S. Sklar	324,740,661	24,847,129
	Larry Soll, Ph.D.	324,618,967	24,968,823
	Mark H. Williamson	324,357,934	25,229,856

	Matter	Votes For	Votes Against	Withheld/ Abstentions
(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	34,782,858	2,984,338	1,096,240
(3)*	To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.	287,025,916	19,072,101	43,489,773	**

The Special Meeting of Shareholders of the Company was reconvened on October 28, 2003. The following matter was then considered:

	Matter	Votes For	Votes Against	Withheld/ Abstentions
(3)*	To approve of an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation.	308,882,766	20,992,872	44,666,931	**

The Special Meeting of Shareholders of the Company was reconvened on November 4, 2003. The following matter was then considered:

	Matter	Votes For	Votes Against	Withheld/ Abstentions
(3)*	Approval of an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company’s assets and the dissolution of Company as a Maryland corporation	333,883,642	21,412,830	45,519,421	**

*	Proposal required approval by a combined vote of all the portfolios of AIM Money Market Funds, Inc.
**	Includes Broker Non-Votes

F-13

OTHER INFORMATION

Trustees and Officers

As of May 31, 2004

The address of each trustee and officer of AIM Treasurer’s Series Trust (the “Trust”), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Other Directorship(s) Held by Trustee
Interested Persons
Robert H. Graham[1] — 1946 Trustee and President	2003

Director and Chairman, A I M Management Group Inc. (financial services holding company); and Director and Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP PLC — AIM Division (parent of AIM and a global investment management firm)

Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc., (registered transfer agent), and Fund Management Company (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC — Managed Products

			None
Mark H. Williamson[2] — 1951 Trustee and Executive Vice President	1998

Director, President and Chief Executive Officer, A I M Management Group Inc. (financial services holding company); Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director, A I M Capital Management, Inc. (registered investment advisor) and A I M Distributors, Inc. (registered broker dealer); Director and Chairman, AIM Investment Services, Inc. (registered transfer agent), Fund Management Company (registered broker dealer) and INVESCO Distributors Inc. (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC — AIM Division (parent of AIM and a global investment management firm)

Formerly: Director, Chairman, President and Chief Executive Officer, INVESCO Funds Group, Inc.; President and Chief Executive Officer, INVESCO Distributors, Inc.; Chief Executive Officer, AMVESCAP PLC — Managed Products; Chairman and Chief Executive Officer of NationsBanc Advisors, Inc.; and Chairman of NationsBanc Investments, Inc.

			None
Independent Trustees
Bob R. Baker — 1936 Trustee	1983	Retired Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation	None
Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company)
James T. Bunch — 1942 Trustee	2000	Co-President and Founder, Green, Manning & Bunch Ltd., (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None
Bruce L. Crockett[3] — 1944 Trustee and Chair	2003	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)
Albert R. Dowden — 1941 Trustee	2003

Director of a number of public and private business corporations, including the Boss Group Ltd. (private investment and management) and Magellan Insurance Company

Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; and director of various affiliated Volvo companies

			Cortland Trust, Inc. (Chairman) (registered investment company); Annuity and Life Re (Holdings), Ltd. (insurance company)
Edward K. Dunn, Jr. — 1935 Trustee	2003	Retired Formerly: Chairman, Mercantile Mortgage Corp.; President and Chief Operating Officer, Mercantile-Safe Deposit & Trust Co.; and President, Mercantile Bankshares Corp.	None
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company) and Texana Timber LP (sustainable forestry company)	Administaff, and Discovery Global Education Fund (non-profit)

[1]	Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
[2]	Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

Trustees and Officers (continued)

As of May 31, 2004

The address of each trustee and officer of AIM Treasurer’s Series Trust (the “Trust”), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Other Directorship(s) Held by Trustee
Carl Frischling — 1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Cortland Trust, Inc. (registered investment company)
Gerald J. Lewis — 1933 Trustee	2000	Chairman, Lawsuit Resolution Services (California) Formerly: Associate Justice of the California Court of Appeals	General Chemical Group, Inc.
Prema Mathai-Davis — 1950 Trustee	2003	Formerly: Chief Executive Officer, YWCA of the USA	None
Lewis F. Pennock — 1942 Trustee	2003	Partner, law firm of Pennock & Cooper	None
Ruth H. Quigley — 1935 Trustee	2003	Retired	None
Louis S. Sklar — 1939 Trustee	2003	Executive Vice President, Development and Operations Hines Interests Limited Partnership (real estate development company)	None
Larry Soll — 1942 Trustee	1997	Retired	None
Other Officers
Kevin M. Carome — 1956 Senior Vice President, Secretary and Chief Legal Officer	2003

Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; Director and Vice President, INVESCO Distributors, Inc.; Vice President, A I M Capital Management, Inc., A I M Distributors, Inc. and AIM Investment Services, Inc.; and Director, Vice President and General Counsel, Fund Management Company

Formerly: Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group, LLC

			N/A
Lisa O. Brinkley[4] — 1959 Senior Vice President and Chief Compliance Officer	2004

Senior Vice President, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; and Vice President, A I M Capital Management, Inc. and A I M Distributors, Inc.

Formerly: Senior Vice President and Compliance Director, Delaware Investments Family of Funds

			N/A
Robert G. Alley — 1948 Vice President	2003	Managing Director, Chief Fixed Income Officer and Senior Investment Officer, A I M Capital Management, Inc., and Vice President, A I M Advisors, Inc.	N/A
Stuart W. Coco — 1955 Vice President	2003	Managing Director and Director of Money Market Research and Special Projects, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.	N/A
Melville B. Cox[5] — 1943 Vice President	2003	Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, AIM Investment Services, Inc.	N/A
Sidney M. Dilgren — 1961 Vice President and Treasurer	2004	Vice President and Fund Treasurer, A I M Advisors, Inc. Formerly, Senior Vice President, AIM Investment Services, Inc.; and Vice President, AIM Distributors, Inc.	N/A
Karen Dunn Kelley — 1960 Vice President	2003	Director of Cash Management, Managing Director and Chief Cash Management Officer, A I M Capital Management, Inc.; Director and President, Fund Management Company; and Vice President, A I M Advisors, Inc.	N/A
Edgar M. Larsen — 1940 Vice President	2003	Director and Executive Vice President, A I M Management Group, Inc., Director and Senior Vice President, A I M Advisors, Inc., and Director, Chairman, President, Director of Investments, Chief Executive Officer and Chief Investment Officer, A I M Capital Management, Inc.	N/A

[4]	Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
[5]	Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.347.4246.

Office of the Fund	Investment Advisor*	Distributor	Auditors
11 Greenway Plaza.	A I M Advisors, Inc	A I M Distributors, Inc.	PricewaterhouseCoopers LLP
Suite 100	11 Greenway Plaza	11 Greenway Plaza	1201 Louisiana Street
Houston, TX 77046-1173	Suite 100	Suite 100	Suite 2900
	Houston, TX 77046-1173	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Directors	Transfer Agent	Custodian
Ballard Spahr	Kramer, Levin, Naftalis &	AIM Investment Services, Inc.	The Bank of New York
Andrews & Ingersoll, LLP	Frankel LLP	P.O. Box 4739	2 Hanson Place
1735 Market Street, 51st Floor	919 Third Avenue	Houston, TX 77210-4739	Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599	New York, NY 10022-3852
*	On November 25, 2003, A I M Advisors, Inc. became the investment advisor for most of the INVESCO mutual funds.

Required Federal Income Tax Information (Unaudited)

Of ordinary dividends paid to shareholders during the Fund’s tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund’s year-end tax statement.

Required State Income Tax Information (Unaudited)

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund

AIM Basic Balanced Fund*

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Core Stock Fund1

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund2

AIM Mid Cap Growth Fund

AIM Mid Cap Stock Fund1

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM S&P 500 Index Fund1

AIM Select Equity Fund

AIM Small Cap Equity Fund3

AIM Small Cap Growth Fund4

AIM Small Company Growth Fund1

AIM Total Return Fund*1

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

*	Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund5

AIM Global Aggressive Growth Fund

AIM Global Equity Fund6

AIM Global Growth Fund

AIM Global Value Fund

AIM International Core Equity Fund1

AIM International Emerging Growth Fund7

AIM International Growth Fund

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund1

AIM Energy Fund1

AIM Financial Services Fund1

AIM Global Health Care Fund

AIM Gold & Precious Metals Fund1

AIM Health Sciences Fund1

AIM Leisure Fund1

AIM Multi-Sector Fund1

AIM Real Estate Fund

AIM Technology Fund1

AIM Utilities Fund1

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier U.S. Government Money Portfolio1

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM Allocation Solutions

AIM Aggressive Allocation Fund

AIM Conservative Allocation Fund

AIM Moderate Allocation Fund

[1]	The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund.

[2]	As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.

[3]	AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor.

[4]	AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.

[5]	AIM European Small Company Fund will close to new investors when net assets reach $500 million.

[6]	Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.

[7]	AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

If used after December 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $139 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $372 billion in assets under management. Data as of June 30, 2004.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM funds, obtain a prospectus from your financial advisor or AIMinvestments.com and read it thoroughly before investing.

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ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Dr. Mathai-Davis is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fees Billed by PWC Related to the Registrant

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2004	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2004 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed for Services Rendered to the Registrant for fiscal year end 2003	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2003 Pursuant to Waiver of Pre- Approval Requirement(1)(2)
Audit Fees	$51,546	N/A	$42,100	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(3)	$14,088	0%	$8,450	0%
All Other Fees(4)	$0	0%	$990	0%

Total Fees	$65,634	0%	$51,540	0%

PWC billed the Registrant aggregate non-audit fees of $14,088 for the fiscal year ended 2004, and $9,440 for the fiscal year ended 2003, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant’s Audit Committee prior to the completion of the audit by the Audit Committee.

(2)	Prior to May 6, 2003, the Registrant’s Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

(3)	Tax fees for the fiscal year end August 31, 2004 includes fees billed for reviewing tax returns and consultation services. Tax fees for fiscal year end August 31, 2003 includes fees billed for reviewing tax returns and consultation services.

(4)	All other fees for fiscal year end August 31, 2003 includes fees billed for services requested by the Registrant’s Board related to service fees paid to Affiliates.

Fees Billed by PWC Related to AIM and AIM Affiliates

PWC billed AIM Advisors, Inc. (“AIM”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant (“AIM Affiliates”) aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

	Fees Billed for Non- Audit Services Rendered to AIM and AIM Affiliates for fiscal year end 2004 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2004 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed for Non- Audit Services Rendered to AIM and AIM Affiliates for fiscal year end 2003 That Were Required to be Pre-Approved by the Registrant’s Audit Committee(2)	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2003 Pursuant to Waiver of Pre- Approval Requirement(1)(3)
Audit-Related Fees	$0	0%	$0	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$0	0%	$0	0%

Total Fees(4)	$0	0%	$0	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant’s Audit Committee prior to the completion of the audit by the Audit Committee.

(2)	Prior to May 6, 2003, the Registrant’s Audit Committee was not required to pre-approve non-audit services. Therefore, the fees billed for non-audit services shown in this column only represents fees for pre-approved non-audit services rendered after May 6, 2003, to AIM and AIM Affiliates.

(3)	Prior to May 6, 2003, the Registrant’s Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

(4)	Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2004, and $30,450 for the fiscal year ended 2003, for non-audit services rendered to AIM and AIM Affiliates.

The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees of

the AIM Funds and the INVESCO Funds (the “Funds”)

AMENDED SEPTEMBER 14, 2004

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committee”) Board of Directors/Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by the Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.

The Audit Committee will annually review and pre-approve the services that may be provided by the Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

II. Delegation

The Audit Committee may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next-scheduled meeting.

III. Audit Services

The annual audit services engagement terms and estimated fees will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide.

Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV. General Pre-Approval of Non-Audit Services

The Audit Committee may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

All Other Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V. Specific Pre-Approval of Non-Audit Services

The Audit Committee may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.

VI. Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fee levels or established amounts for services to be provided by the Auditor under general pre-approval policies will be set annually by the Audit Committee. Any proposed services exceeding these levels or amounts will be reported to the Audit Committee at the quarterly Audit Committee meeting. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

VII. Procedures

On an annual basis, A I M Advisors, Inc. (“AIM”) will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed at the next quarterly Audit Committee meeting of any such services billed by the Auditor and whether the amounts billed were within the estimated range of fees for the services rendered.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of AIM.

Exhibit 1

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT     INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND     AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant adopted Shareholder Communication Procedures (the “Procedures”) on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 21, 2004, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a)(1)	Code of Ethics.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust

By:	/s/ ROBERT H. GRAHAM
Robert H. Graham Principal Executive Officer

Date: November 1, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT H. GRAHAM
Robert H. Graham Principal Executive Officer

Date: November 1, 2004

By:	/s/ SIDNEY M. DILGREN
Sidney M. Dilgren Principal Financial Officer

Date: November 1, 2004

EXHIBIT INDEX

12	(a)(1)	Code of Ethics.

12	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12	(a)(3)	Not applicable.

12	(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.